Financial Instruments - Liquidity Analysis for Derivative Financial Instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	$ 4	$ 0
Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	635	161
Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	631	161
Less Than 1 Month [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
Less Than 1 Month [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	0	26
Less Than 1 Month [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	0	26
1-3 Months [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	4	0
1-3 Months [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	635	135
1-3 Months [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	631	135
3 Months to 1 Year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
3 Months to 1 Year [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	0	0
3 Months to 1 Year [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	0	0
1-5 Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross outflows on derivatives	$ 0	$ 0